EQUITY (Additional Stock-Based Compensation Data) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2012	Oct. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2011 Board Of Directors [Member]	Dec. 31, 2012 Employee [Member]	Dec. 31, 2012 Non-Employee [Member]	Dec. 31, 2012 Three Directors [Member]	Dec. 31, 2012 Two Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense, employees	$ 7,394
Unrecognized share-based compensation expense, non-employees	75
Compensation costs weighted average period to be recognized				1 year 8 months 12 days	1 year 10 months 2 days
Number of options, Granted		400,000	500,000			150,000	100,000
Price per share		$ 3.88	$ 4.5425			$ 5.31
Shares granted, vesting period	4 years	4 years	3 years			3 years
Percentage of options to vest year one	15.00%	15.00%
Percentage of options to vest year two	25.00%	25.00%
Percentage of options to vest year three	30.00%	30.00%
Percentage of options to vest year four	30.00%	30.00%
Estimated fair value, options granted		$ 580	$ 656			$ 299
Options granted, weighted average period		2 years 4 months 17 days	1 year 5 months 1 day			1 year 7 months 17 days